Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - € / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Unaudited Condensed Consolidated Statements Of Operations And Comprehensive Loss Abstract
Income (Loss) per share (diluted)	€ (0.14)	€ 0.01	€ (0.38)	€ (0.31)